Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Stockholders' Equity

Preferred Stock

The Company's articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company's assets. Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation, the Board of Directors has designated up to 3,000,000 as Series AA preferred shares.

As of September 30, 2015, the Company had no shares of Preferred Stock outstanding.

Common Stock

As of September 30, 2015, the Company has 71,715,638, $0.0001 par value, shares of common stock issued and outstanding. The Company's articles of incorporation authorize the Company to issue up to 300,000,000 shares of $0.0001 par value, common stock. The holders are entitled to one vote for each share on matters submitted to a vote to shareholders, and to share pro rata in all dividends payable on common stock after payment of dividends on any preferred shares having preference in payment of dividends.

During the nine months ended September 30, 2015, the Company issued the following common stock:

On January 1, 2015, the Company issued an aggregate of 120,000 shares of Common Stock to two consultants of the Company pursuant to the Company's Equity Incentive Program at a price of $0.30 per share.

On January 31, 2015, the Company issued an aggregate of 44,526 shares of Common Stock to six employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.30 per share.

On February 17, 2015, the Company issued an aggregate of 11,021,170 shares of Common Stock to eighteen accredited investors and one non-accredited investor for cash at a price of $0.325 per share, net of offering costs of $34,827, in connection with the completion of a private placement offering.

On February 28, 2015, the Company issued an aggregate of 56,166 shares of Common Stock to five employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.30 per share.

On February 28, 2015, the Company issued an aggregate of 24,404 shares of Common Stock to two former employees of the Company as severance pay at a price of $0.28 per share.

On February 28, 2015, the Company issued an aggregate of 26,786 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.28 per share.

On March 4, 2015, the Company retired 17 shares of Common Stock per a shareholder's request.

On March 31, 2015, the Company issued an aggregate of 55,000 shares of Common Stock to five directors of the Company pursuant to the Company's FY2015 Director Compensation Plan at a price of $0.25 per share.

On March 31, 2015, the Company issued an aggregate of 54,282 shares of Common Stock to five employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.30 per share.

On March 31, 2015, the Company issued an aggregate of 30,000 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.25 per share.

On April 9, 2015, the Company issued an aggregate of 999,667 shares of Common Stock to one accredited investor in connection with the cashless exercise of 1,000,000 warrants at an exercise price of $0.0001.

On April 30, 2015, the Company issued an aggregate of 40,082 shares of Common Stock to six employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.24 per share.

On April 30, 2015, the Company issued an aggregate of 32,609 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.23 per share.

On May 31, 2015, the Company issued an aggregate of 40,174 shares of Common Stock to six employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.24 per share.

On May 31, 2015, the Company issued an aggregate of 31,250 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.24 per share.

On June 30, 2015, the Company issued an aggregate of 40,090 shares of Common Stock to six employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.24 per share.

On June 30, 2015, the Company issued an aggregate of 87,662 shares of Common Stock to six directors of the Company pursuant to the Company's FY2015 Director Compensation Plan at a price of $0.18 per share.

On June 30, 2015, the Company issued an aggregate of 39,474 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.19 per share.

On July 16, 2015, the Company issued an aggregate of 8,334 shares of Common Stock to six directors of the Company in lieu of cash for compensation due to the directors for the fourth quarter of fiscal year 2014 at a price of $0.36 per share. These shares were issued for settlement of $3,000 of accrued expenses.

On July 16, 2015, the Company issued 30,000 shares of Common Stock to the Company's former CFO in accordance with her employment and consultant agreement at a price of $0.15 per share.

On July 31, 2015, the Company issued an aggregate of 19,870 shares of Common Stock to three employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.20 per share.

On July 31, 2015, the Company issued of 50,000 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.15 per share.

On August 31, 2015, the Company issued an aggregate of 24,941 shares of Common Stock to four employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.20 per share.

On August 31, 2015, the Company issued 62,500 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.12 per share.

On September 1, 2015, the Company issued 385,714 shares of Common Stock to the CEO of the Company at a price of $0.14 per share as a bonus pursuant to his consulting agreement.

On September 11, 2015, the Company issued 80,000 shares of Common Stock to an outside consultant of the Company pursuant to his engagement agreement at a price of $0.10 per share.

On September 30, 2015, the Company issued an aggregate of 24,824 shares of Common Stock to four employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.20 per share.

On September 30, 2015, the Company issued an aggregate of 160,904 shares of Common Stock to seven directors of the Company pursuant to the Company's FY2015 Director Compensation Plan at a price of $0.10 per share.

On September 30, 2015, the Company issued 91,667 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.10 per share.

Summary:

	Number of Common Shares Issued	Value of Common Shares and Vested Options
Common shares issued for cash, net of offering costs	11,021,170	$3,547,048
Common shares for settlement of accrued expenses	8,334	$3,000
Share-based compensation	1,652,907	$798,227
Warrants exercised	999,667	$-

Preferred Stock

The Company's articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company's assets.  Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation to issue up to 3,000,000 Series AA preferred shares. As discussed in Note 10, the 2,342,750 shares of Series AA Preferred stock were converted to common stock on March 14, 2014. As of December 31, 2014, there are no shares of Series AA Preferred stock outstanding and no accrued dividends payable.

As of December 31, 2013, the Company had 2,342,750 Series AA preferred shares issued and outstanding.  Please see the description of the features and issuance of the Series AA preferred stock in Note 10. As of December 31, 2013, the accrued dividends payable on the Series AA preferred stock was approximately $30.

Common Stock

As of December 31, 2014, the Company has 58,033,560, shares of common stock outstanding. The Company's articles of incorporation authorize the Company to issue up to 300,000,000 shares of $0.0001 par value, common stock. The holders are entitled to one vote for each share on matters submitted to a vote to shareholders, and to share pro rata in all dividends payable on common stock after payment of dividends on any preferred shares having preference in payment of dividends.

For the year ended December 31, 2014, the Company issued the following common stock:

	Number of Common	Value
	Shares Issued	Recorded
Common Shares for Acquisition	204,750	$210,913
Share-Based Compensation	47,606	$2,046,074
Common Shares for Series AA Conversion	2,605,513	$1,171,375
Warrants and Options Exercised	6,340,775	$3,072,170

Cash received from shares issued through equity financing during the year ended December 31, 2014, was $3,072,170, net of $62,144 of stock issuance costs.  Please refer to the information regarding warrant exercises in 2014 in Note 12 for further information related to this equity financing.

For the year ended December 31, 2013, the Company issued the following common stock:

	Number of Common	Value
	Shares Issued	Recorded
Common Shares for Acquisition	835,810	$1,118,173
Common Shares for Goods and Services	793,679	$553,360
Common Shares for Convertible Note	940,000	$470,000
Common Shares for Cash	9,357,578	$8,178,471
Warrants and Options Exercised	757,864	$-

Cash received from shares issued under private placements during the year ended December 31, 2013, was $8,178,471, net of $367,915 of stock issuance costs.

We account for share based payments for goods and services to non-employees in accordance with ASC Subtopic 505-50 that requires that all such payments shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured.  In order to evaluate whether the fair value of consideration received or the fair value of equity instruments issued is more reliable, we calculate the fair value of each.  Primarily we have had contractual obligations owed and goods and services related to working capital exchanged for units in our private placements at their issue price to the public.

To determine the fair value of shares issued for acquisitions, we used the fair value determined by using the average closing price from the preceding five days up to the transaction closing date on the OTCQB Market.

The common shares were issued pursuant to Section 4(a)(2) and Rule 506 of Regulation D promulgated thereunder because such purchasers represented that they were “accredited investors” as such term is defined under the Securities Act and the sale did not involve any form of general solicitation or general advertising.  The investors made investment representations that the shares were taken for investment purposes and not with a view to resale.  The shares of common stock issued are restricted under Rule 144 promulgated under the Securities Act.

Share-Based Compensation

As of December 31, 2014 the Company had 1,584,928 common shares reserved for future issuance under the Company’s stock plans (See Note 12).